Related party disclosures	12 Months Ended
Mar. 31, 2024
Related Party Disclosures
Related party disclosures

41. Related party disclosures

Related parties and nature of related party relationship where transactions have taken place:

Nature of relationship	Name of related party

Key Management Personnel	Mr. Dhruv Shringi	Co-founder, CEO and Director
	Mr. Anuj Kumar Sethi (appointed from October 18, 2019 till November 15, 2022)	Principal Accounting Officer
	Mr. Rohan Mittal (appointed from September 08, 2022)	Chief Financial Officer
	Mr. Murlidhara Laxmikantha Kadaba	Non-executive Director
	Mr. Sanjay Arora (resigned from the Board effective April 30, 2021)	Non-executive Director
	Mr. Sean Agarwal (resigned from the Board effective January 18, 2022)	Non-executive Director
	Ms. Neelam Dhawan	Non-executive Director
	Mr. Roshan Mendis (appointed from January 17, 2022)	Non-executive Director
	Mr. Stephen Schifrin (appointed from May 1, 2021)	Non-executive Director
	Mr. Michael Kaufman (appointed from July 17, 2022)	Non-executive Director

Entities having significant influence	MAK Capital Fund, LP

Group Companies of entities having significant influence	Terrapin Partners, LLC

Joint Venture Company	Adventure and Nature Network Private Limited

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

During the year, the Group entered into the following transactions and balances, in the ordinary course of business on an arm’s length basis, with related parties:

	March 31,
Transactions during the year	2022	2023	2024
Group Companies of entities having significant influence
Entities having significant influence
Loan taken	-	821,900	-
Loan repaid	-	-	821,900
Interest cost		42,838	42,712
Bank charges	-	47,765	-
Joint venture company
Recovery of expenses	824	102	594
Loan given	2,500	1000	6,300
Interest income	4,240	-	460

	March 31,
Balances as at (net of allowances)	2023	2024
Joint venture company
Trade receivable */**	530	530
Other financial assets**	-	-
Advances	-	6,300
Entities having significant influence
Unsecured loan from third party investor (refer to note 32)	821,900	-
Interest accrued	43,842	-

*	Trade receivables includes advance given against the future bookings amounting INR 530 (March 31, 2023: 530). Provision for impairment on trade receivables INR Nil (March 31, 2023: INR Nil). Closing balance of trade receivables (net of allowance) as of March 31, 2024 is INR 530 (March 31, 2023: INR 530), refer to note 26.

**	Provision for impairment on loans to joint venture is INR Nil (March 31, 2023: INR 1,000). Cumulative provision for impairment on loans to joint venture as on March 31, 2024 is INR 73,719 (March 31, 2023: INR 73,719). Closing balance of loans to joint venture (net of allowance) as of March 31, 2024 is INR Nil (March 31, 2023: INR Nil), refer to note 27.

Outstanding balances at the year-end are unsecured and interest free. There have been no guarantees provided or received for any related party receivables or payables.

Compensation of key management personnel of the Group

	March 31,
	2022	2023	2024

Short-term employee benefits	35,019	44,749	49,436
Contributions to defined contribution plans	340	618	691
Profit linked bonus	-	6,765	-
Directors Sitting fee’s	10,516	14,345	14,237
Share based payment	157,715	114,632	181,294
Total compensation paid to key management personnel	203,590	181,109	245,658

Provision for gratuity and compensated absences has not been considered, since the provisions are based on actuarial valuations for the Group’s entities as a whole.

The amount disclosed in the table are the amounts recognized as an expense during the reporting period related to key management personnel.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)